Consolidated Statement of Changes in Shareholders Equity - ARS ($) $ in Thousands	Capital stock	Inflation adjustment of capital Stock	Paid-in capital	Treasury shares	Inflation adjustment of treasury shares	Cost of treasury shares	Inflation adjustment of cost of treasury shares	Legal reserve	Other reserves.	Retained earnings IFRS 17	Retained earnings	Other comprehensive income.	Total shareholders' equity attributable to parent company [member] IFRS 17	Total shareholders' equity attributable to parent company [member]	Total Shareholders' equity attributable to non-controlling interests [member]	IFRS 17	Total
Beginning balance at Dec. 31, 2020	$ 456,722	$ 30,905,855	$ 264,229,227								$ 18,551,566	$ 12,283,204		$ 326,426,574	$ 259,613		$ 326,686,187
Distribution of retained earnings by the shareholders' meeting
- Other reserves (Use of reserves)								$ 3,226,099	$ 24,893,404		(28,119,499)			4			4
- Dividend distribution											(3,122,242)			(3,122,242)			(3,122,242)
Net Income /(loss) for the year											(10,521,726)			(10,521,726)	(11,022)		(10,532,748)
Other comprehensive income for the year												(325,499)		(325,499)	(416)		(325,915)
Ending balance (Previously Stated) at Dec. 31, 2021	456,722	30,905,855	264,229,227					3,226,099	24,893,404		(23,211,901)	11,957,705		312,457,111	248,175		312,705,286
Ending balance (Re-measured) at Dec. 31, 2021										$ (34,585)			$ (34,585)			$ (34,585)
Ending balance at Dec. 31, 2021	456,722	30,905,855	264,229,227					3,226,099	24,893,404		(23,246,486)	11,957,705		312,422,526	248,175		312,670,701
Distribution of retained earnings by the shareholders' meeting
- Other reserves (Use of reserves)									(7,279,244)		7,279,244
- Dividend distribution									(1,531,690)					(1,531,690)			(1,531,690)
Other movements											(18,632)	18,632
Share premium in subsidiaries															168		168
Acquisition of Treasury shares	(12,311)	(2,580,272)		$ 12,311	$ 2,580,272	$ (385,448)	$ (3,922,160)							(4,307,608)			(4,307,608)
Net Income /(loss) for the year											(15,654,911)			(15,654,911)	(17,003)		(15,671,914)
Other comprehensive income for the year												(3,612,173)		(3,612,173)	(3,826)		(3,615,999)
Ending balance at Dec. 31, 2022	444,411	28,325,583	264,229,227	12,311	2,580,272	(385,448)	(3,922,160)	3,226,099	16,082,470		(31,640,785)	8,364,164		287,316,144	227,514		287,543,658
Distribution of retained earnings by the shareholders' meeting
- Other reserves (Use of reserves)			(9,690,679)					$ (3,226,099)	(11,774,862)		24,691,640
Acquisition of Treasury shares	(1,739)	(364,674)		1,739	364,674	(295,449)	(563,355)							(858,804)			(858,804)
Net Income /(loss) for the year											51,615,837			51,615,837	41,972		51,657,809
Other comprehensive income for the year												3,304,317		3,304,317	3,781		3,308,098
Ending balance at Dec. 31, 2023	$ 442,672	$ 27,960,909	$ 254,538,548	$ 14,050	$ 2,944,946	$ (680,897)	$ (4,485,515)		$ 4,307,608		$ 44,666,692	$ 11,668,481		$ 341,377,494	$ 273,267		$ 341,650,761